Depreciation and amortisation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Depreciation and amortisation
12	Depreciation and amortisation

	2018	2017	2016
	RMB million	RMB million	RMB million
Depreciation
– Owned assets	8,193	8,080	7,569
– Assets acquired under finance leases	5,776	4,883	4,849
Amortisation of deferred benefits and gains	(68)	(161)	(131)
Other amortisation	407	360	332

	14,308	13,162	12,619